Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
General Description and Principles of Consolidation
General Description and Principles of Consolidation
ION Geophysical Corporation and its subsidiaries offer a full suite of services and products for seismic data acquisition and processing. The consolidated financial statements include the accounts of ION Geophysical Corporation and its majority-owned subsidiaries (collectively referred to as the “Company” or “ION”). Intercompany balances and transactions have been eliminated. Certain reclassifications were made to previously reported amounts in the consolidated financial statements and notes thereto to make them consistent with the current period presentation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are made at discrete points in time based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Areas involving significant estimates include, but are not limited to, accounts and unbilled receivables, inventory valuation, sales forecasts related to multi-client data libraries, goodwill and intangible asset valuation and deferred taxes. Actual results could materially differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company places its temporary cash investments with high credit quality financial institutions. At times such investments may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Accounts and Unbilled Receivables
Accounts and Unbilled Receivables
Accounts and unbilled receivables are recorded at cost, less the related allowance for doubtful accounts. The Company considers current information and events regarding the customers’ ability to repay their obligations, such as the length of time the receivable balance is outstanding, the customers’ credit worthiness and historical experience. Unbilled receivables relate to revenues recognized on multi-client surveys, imaging services and devices equipment repairs on a proportionate basis, and on licensing of multi-client data libraries for which invoices have not yet been presented to the customer.

Accounts and Unbilled Receivables
Accounts and Unbilled Receivables
Accounts and unbilled receivables are recorded at cost, less the related allowance for doubtful accounts. The Company considers current information and events regarding the customers’ ability to repay their obligations, such as the length of time the receivable balance is outstanding, the customers’ credit worthiness and historical experience. Unbilled receivables relate to revenues recognized on multi-client surveys, imaging services and devices equipment repairs on a proportionate basis, and on licensing of multi-client data libraries for which invoices have not yet been presented to the customer.

Inventories
Inventories
Inventories are stated at the lower of cost (primarily first-in, first-out method) or net realizable value. The Company provides reserves for estimated obsolescence or excess inventory equal to the difference between cost of inventory and its estimated net realizable value based upon assumptions about future demand for the Company’s products, market conditions and the risk of obsolescence driven by new product introductions.

Property, Plant, Equipment and Seismic Rental Equipment
Property, Plant, Equipment and Seismic Rental Equipment
Property, plant, equipment and seismic rental equipment are stated at cost. Depreciation expense is provided straight-line over the following estimated useful lives:

Years
Machinery and equipment	3-7
Buildings	5-25
Seismic rental equipment	3-5
Leased equipment and other	3-10

Expenditures for renewals and betterments are capitalized; repairs and maintenance are charged to expense as incurred. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss is reflected in operating expenses.
The Company evaluates the recoverability of long-lived assets, including property, plant, equipment and seismic rental equipment, when indicators of impairment exist, relying on a number of factors including operating results, business plans, economic projections and anticipated future cash flows. Impairment in the carrying value of an asset held for use is recognized whenever anticipated future undiscounted cash flows from an asset are estimated to be less than its carrying value. The amount of the impairment recognized is the difference between the carrying value of the asset and its fair value. For 2018, the Company identified an indicator of impairment as it relates to its cable-based ocean bottom acquisition technologies.

Multi-Client Data Library
Multi-Client Data Library
The multi-client data library consists of seismic surveys that are offered for licensing to customers on a non-exclusive basis. The capitalized costs include costs paid to third parties for the acquisition of data and related activities associated with the data creation activity and direct internal processing costs, such as salaries, benefits, computer-related expenses and other costs incurred for seismic data project design and management.
The Company’s method of amortizing the costs of an in-process multi-client data library (the period during which the seismic data is being acquired and/or processed, referred to as the “New Venture” phase) consists of determining the percentage of actual revenue recognized to the total estimated revenues (which includes both revenues estimated to be realized during the New Venture phase and estimated revenues from the licensing of the resulting “on-the-shelf” data survey) and multiplying that percentage by the total cost of the project (the sales forecast method). The Company considers a multi-client data survey to be complete when all work on the creation of the seismic data is finished and that data survey is available for licensing. Once a multi-client data survey is complete, the data survey is considered “on-the-shelf” and the Company’s method of amortization is then the greater of (i) the sales forecast method or (ii) the straight-line basis over a four-year period. The greater amount of amortization resulting from the sales forecast method or the straight-line amortization policy is applied on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the sales forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. The four-year period utilized in this cumulative comparison commences when the data survey is determined to be complete. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. The Company has determined the amortization period of four years based upon its historical experience that indicates that the majority of its revenues from multi-client surveys are derived during the acquisition and processing phases and during four years subsequent to survey completion.
The Company estimates the ultimate revenue expected to be derived from a particular seismic data survey over its estimated useful economic life to determine the costs to amortize, if greater than straight-line amortization. That estimate is made by the Company at the project’s initiation. For a completed multi-client survey, the Company reviews the estimate quarterly. If during any such review, the Company determines that the ultimate revenue for a survey is expected to be materially more or less than the original estimate of ultimate revenue for such survey, the Company decreases or increases (as the case may be) the amortization rate attributable to the future revenue from such survey. In addition, in connection with such reviews, the Company evaluates the recoverability of the multi-client data library, and, if required, records an impairment charge with respect to such data.

Equity Method Investment
Equity Method Investment
The Company determined that INOVA Geophysical is a variable interest entity because the Company’s voting rights with respect to INOVA Geophysical are not proportionate to its ownership interest and substantially all of INOVA Geophysical’s activities are conducted on behalf of the Company and BGP, a related party to the Company. The Company is not the primary beneficiary of INOVA Geophysical because it does not have the power to direct the activities of INOVA Geophysical that most significantly impact its economic performance. Accordingly, the Company does not consolidate INOVA Geophysical, but instead accounts for INOVA Geophysical using the equity method of accounting. Under this method, an investment is carried at the acquisition cost, plus the Company’s equity in undistributed earnings or losses since acquisition, less distributions received.

Noncontrolling Interests
Noncontrolling Interests
The Company has non-redeemable noncontrolling interests. Non-redeemable noncontrolling interests in majority-owned affiliates are reported as a separate component of equity in “Noncontrolling interests” in the Consolidated Balance Sheets. Net income attributable to noncontrolling interests is stated separately in the Consolidated Statements of Operations. The activity for this noncontrolling interest relates to proprietary processing projects in Brazil.

Goodwill
Goodwill
Goodwill is allocated to reporting units, which are either the operating segment or one reporting level below the operating segment. For purposes of performing the impairment test for goodwill, the Company established the following reporting units: E&P Technology & Services, Optimization Software & Services and Devices.
The Company is required to evaluate the carrying value of its goodwill at least annually for impairment, or more frequently if facts and circumstances indicate that it is more likely than not impairment has occurred. The Company formally evaluates the carrying value of its goodwill for impairment as of December 31 for each of its reporting units. The Company first performs a qualitative assessment by evaluating relevant events or circumstances to determine whether it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If the Company is unable to conclude qualitatively that it is more likely than not that a reporting unit’s fair value exceeds its carrying value, then it will use a two-step quantitative assessment of the fair value of a reporting unit. To determine the fair value of these reporting units, the Company uses a discounted future returns valuation model, which includes a variety of level 3 inputs. The key inputs for the model include the operational three-year forecast for the Company and the then-current market discount factor. Additionally, the Company compares the sum of the estimated fair values of the individual reporting units less consolidated debt to the Company’s overall market capitalization as reflected by the Company’s stock price. If the carrying value of a reporting unit that includes goodwill is determined to be more than the fair value of the reporting unit, there exists the possibility of impairment of goodwill. An impairment loss of goodwill is measured in two steps by first allocating the fair value of the reporting unit to net assets and liabilities including recorded and unrecorded intangible assets to determine the implied carrying value of goodwill. The next step is to measure the difference between the carrying value of goodwill and the implied carrying value of goodwill, and, if the implied carrying value of goodwill is less than the carrying value of goodwill, an impairment loss is recorded equal to the difference.

Revenue from contracts with customers
Revenue From Contracts With Customers
On January 1, 2018, the Company adopted Accounting Standards Codification Topic 606 - “Revenue from Contracts with Customers” and all the related amendments (“ASC 606”), using the modified retrospective method. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaborative arrangements and financial instruments. The adoption of ASC 606 did not have a material impact on the Consolidated Balance Sheets or Consolidated Statements of Operations for any of our reporting segments.

Research, Development and Engineering
Research, Development and Engineering
Research, development and engineering costs primarily relate to activities that are designed to improve the quality of the subsurface image and overall acquisition economics of the Company’s customers. The costs associated with these activities are expensed as incurred. These costs include prototype material and field testing expenses, along with the related salaries and stock-based compensation, facility costs, consulting fees, tools and equipment usage and other miscellaneous expenses associated with these activities.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for all stock-based payment awards issued to employees and directors, including employee stock options, restricted stocks units, restricted stocks and stock appreciation rights under the provisions of ASC 718 “Compensation – Stock Compensation” (“ASC 718”). The Company estimates the value of stock-based payment awards on the date of grant using an option pricing model such as Black-Scholes or Monte Carlo simulation. The determination of the fair value of stock-based payment awards is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the awards, actual and projected stock-based instrument exercise behaviors, risk-free interest rate and expected dividends. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company recognizes stock-based compensation expense on the straight-line basis over the requisite service period of each award that are ultimately expected to vest.

Income Taxes
Income Taxes
Income taxes are accounted for under the liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, including operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized (see Footnote 7 “Income Taxes”). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Debt issuance cost
Debt Issuance Costs
The Company presents debt issuance costs related to a debt liability as a direct deduction from the carrying amount of that debt liability on the Consolidated Balance Sheets and amortizes such costs using the effective interest method whereas debt issuance costs related to line of credit arrangement is presented within “Other assets” on the Consolidated Balance Sheets and amortized ratably over the term of the line of credit arrangement, regardless of whether there are any outstanding borrowings on the line of credit arrangeme

Foreign Currency Gains and Losses
Foreign Currency Gains and Losses
Assets and liabilities of the Company’s subsidiaries operating outside the United States that have a functional currency other than the U.S. dollar have been translated to U.S. dollars using the exchange rate in effect at the balance sheet date. Results of foreign operations have been translated using the average exchange rate during the periods of operation. Resulting translation adjustments have been recorded as a component of Accumulated Other Comprehensive Loss. Foreign currency transaction gains and losses, as they occur, are included in “Other income (expense), net” on the Consolidated Statements of Operations.

Concentration of Foreign Sales Risk
Concentration of Foreign Sales Risk
The majority of the Company’s foreign sales are denominated in U.S. dollars. For 2018, 2017 and 2016, international sales comprised 75%, 76% and 78%, respectively, of total net revenues. Since 2008, global economic problems and uncertainties have generally increased in scope and nature. The volatility in oil prices have continued to impact the global market throughout 2018.  To the extent that world events or economic conditions negatively affect the Company’s future sales to customers in many regions of the world, as well as the collectability of the Company’s existing receivables, the Company’s future results of operations, liquidity and financial condition would be adversely affected.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-2, “Leases (Topic 842)” which introduces the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous guidance. The guidance will be effective for annual reporting periods beginning after December 15, 2018 and interim periods within those fiscal years with early adoption permitted. The Company will adopt ASU 2016-2 on January 1, 2019 using the modified retrospective method. The Company has completed its evaluation of operating leases related to offices, processing centers, warehouse spaces and, to a lesser extent, certain equipment. The Company expects the adoption of the standard will result in approximately $50 million to $60 million in right-of-use assets and lease obligations on the Consolidated Balance Sheets. The Company expects the Income Statement recognition to appear similar to its current methodology. The Company will elect the practical expedients upon transition which will retain the lease classification for leases and any unamortized initial direct costs that existed prior to the adoption of the standard.
On January 1, 2018, the Company adopted ASC 606 and all the related amendments using the modified retrospective method. The adoption did not have a material impact to the Company’s revenue recognition policy under the previous standard and adoption of the new standard did not result in an adjustment to the Company’s beginning retained earnings balance.
On January 1, 2018, the Company adopted ASU 2016-18, Statement of Cash Flows “Restricted Cash (a consensus of the FASB Emerging Issues Task Force)”, using a retrospective transition method to each period presented. The new standard no longer requires the Company to present transfers between cash and cash equivalents and restricted cash in the statements of cash flows. Adoption of the new standard resulted in a decrease of $0.4 million and $0.6 million in net cash provided by operating activities as previously reported for the years ended December 31, 2017 and 2016, respectively. See the Consolidated Statements of Cash Flows above which includes a reconciliation of cash and cash equivalents to total cash, cash equivalents, and restricted cash.
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments.” The guidance will replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates The guidance is effective for public companies for interim and annual periods beginning after December 15, 2019, with early adoption permitted for interim and annual periods beginning after December 15, 2018. The Company is in the initial stages of evaluating the impact of this standard on the Consolidated Financial Statements.